Securitizations and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2020
Securitizations and Variable Interest Entities [Abstract]
Transfers With Continuing Involvement	Table 8.1 presents information about transfers of assets during the period for which we recorded the transfers as sales and have continuing involvement with the transferred assets. In connection with these transfers, we received proceeds and recorded servicing assets and securities. Substantially all transfers were related to residential mortgage securitizations with the GSEs or GNMA and resulted in no gain or loss because the loans were already measured at fair value on a recurring basis. Each of these interests are initially measured at fair value. Servicing rights are classified as Level 3 measurements, and generally securities are classified as Level 2.
Table 8.1: Transfers with Continuing Involvement

	Year ended December 31,
	2020		2019		2018
(in millions)	Residential mortgages	Commercial mortgages	Residential mortgages	Commercial mortgages	Residential mortgages	Commercial mortgages
Asset balances sold	$177,441	11,744	142,469	18,191	146,614	17,653
Proceeds from transfer (1)	177,478	12,034	142,535	18,521	146,613	17,934
Net gains (losses) on sale	37	290	66	330	(1)	281

Continuing involvement (2):
Servicing rights recognized	$1,808	161	1,896	161	1,903	158
Securities recognized (3)	31,567	112	—	289	—	149
(1)Represents cash proceeds and the fair value of non-cash beneficial interests recognized at securitization settlement. Prior periods have been revised to conform with the current period presentation.
(2)Represents assets or liabilities recognized at securitization settlement date related to our continuing involvement in the transferred assets.
(3)Represents debt securities obtained at securitization settlement held for investment purposes that are classified as available-for-sale or held-to-maturity, which predominantly relate to agency securities. Prior periods have been revised to conform with the current period presentation. Excludes trading debt securities held temporarily for market-marking purposes, which are sold to third parties at or shortly after securitization settlement, of $37.6 billion, $41.9 billion, and $38.5 billion, during the years ended December 31, 2020, 2019 and 2018, respectively.

Residential Mortgage Servicing Rights
Table 8.2 presents the key weighted-average assumptions we used to initially measure residential MSRs recognized during the periods presented.

Table 8.2: Residential Mortgage Servicing Rights

	Year ended December 31,
	2020	2019	2018
Prepayment speed (1)	15.4%	12.8	10.6
Discount rate	6.5	7.5	7.4
Cost to service ($ per loan) (2)	$96	101	128
(1)The prepayment speed assumption for residential MSRs includes a blend of prepayment speeds and default rates. Prepayment speed assumptions are influenced by mortgage interest rate inputs as well as our estimation of drivers of borrower behavior.
(2)Includes costs to service and unreimbursed foreclosure costs, which can vary period to period due to changes in model assumptions and the mix of modified government-guaranteed loans sold to GNMA.

Securities Held from Nonconforming Mortgage Loan Securitizations	Table 8.3 provides key economic assumptions and the sensitivity of the current fair value of nonconforming mortgage-backed securities that we continue to hold related to unconsolidated VIEs, to immediate adverse changes in those assumptions. Excluded from the table are investments in conforming mortgage-backed securities obtained in securitizations issued through the GSEs or GNMA as these securities have a remote risk of credit loss due to the GSE or government guarantee and trading debt securities held temporarily for market-making purposes.
Table 8.3: Securities Held from Nonconforming Mortgage Loan Securitizations

($ in millions)	Dec 31, 2020	Dec 31, 2019
Fair value of interests held	$1,056	909
Expected weighted-average life (in years)	6.7	7.3

Discount rate assumption	9.0%	4.0
Impact on fair value from 100 basis point increase	$57	53
Impact on fair value from 200 basis point increase	111	103

Credit loss assumption	4.6%	3.1
Impact on fair value from 10% higher losses	$34	1
Impact on fair value from 25% higher losses	38	4

Off-Balance Sheet Loans Sold or Securitized	Table 8.4 presents information about the principal balances of off-balance sheet loans that were sold or securitized, including residential mortgage loans sold to the GSEs, GNMA and other investors, for which we have some form of continuing involvement (including servicer). Delinquent loans include loans 90 days or more past due and loans in bankruptcy, regardless of delinquency status. In accordance with applicable servicing guidelines, delinquency status continues to advance for loans with COVID-related payment deferrals. For loans sold or securitized where servicing is our only form of continuing involvement, we generally experience a loss only if we were required to repurchase a delinquent loan or foreclosed asset due to a breach in representations and warranties associated with our loan sale or servicing contracts.
Table 8.4: Off-Balance Sheet Loans Sold or Securitized

					Net charge-offs (2)
	Total loans		Delinquent loans and foreclosed assets (1)		Year ended
	December 31,		December 31,		December 31,
(in millions)	2020	2019	2020	2019	2020	2019
Commercial	$114,134	112,507	2,217	776	136	179
Residential	818,886	1,008,459	29,962	6,666	78	229
Total off-balance sheet sold or securitized loans (3)	$933,020	1,120,966	32,179	7,442	214	408
(1)Includes $394 million and $492 million of commercial foreclosed assets and $204 million and $356 million of residential foreclosed assets at December 31, 2020 and 2019, respectively.
(2)Net charge-offs exclude loans sold to FNMA, FHLMC and GNMA as we do not service or manage the underlying real estate upon foreclosure and, as such, do not have access to net charge-off information
(3)At December 31, 2020 and 2019, the table includes total loans of $864.8 billion and $1.0 trillion, delinquent loans of $28.5 billion and $5.2 billion, and foreclosed assets of $152 million and $251 million, respectively, for FNMA, FHLMC and GNMA.

Unconsolidated VIEs
Table 8.5 provides a summary of our exposure to the unconsolidated VIEs described above, which includes investments in securities, loans, guarantees, liquidity agreements, commitments and certain derivatives. We exclude certain transactions with unconsolidated VIEs when our continuing involvement is temporary or administrative in nature or insignificant in size.
In Table 8.5, “Total VIE assets” represents the remaining principal balance of assets held by unconsolidated VIEs using the most current information available. For VIEs that obtain exposure to assets synthetically through derivative instruments, the notional amount of the derivative is included in the asset balance. “Carrying value” is the amount in our consolidated balance sheet related to our involvement with the unconsolidated VIEs. “Maximum exposure to loss” is determined as the carrying value of our investment in the VIEs excluding the unconditional repurchase options that have not been exercised, plus the remaining undrawn liquidity and lending commitments, the notional amount of net written derivative contracts, and generally the notional amount of, or stressed loss estimate for, other commitments and guarantees.
Debt, guarantees and other commitments include amounts related to loans sold that we may be required to repurchase, or otherwise indemnify or reimburse the investor or insurer for losses incurred, due to material breach of contractual representations and warranties as well as other retained recourse arrangements. The maximum exposure to loss for material breach of contractual representations and warranties represents a stressed case estimate we utilize for determining stressed case regulatory capital needs and is considered to be a remote scenario.
“Maximum exposure to loss” represents estimated loss that would be incurred under severe, hypothetical circumstances, for which we believe the possibility is extremely remote, such as where the value of our interests and any associated collateral declines to zero, without any consideration of recovery or offset from any economic hedges. Accordingly, this disclosure is not an indication of expected loss.
Table 8.5: Unconsolidated VIEs

		Carrying value – asset (liability)
(in millions)	Total VIE assets	Debt securities (1)	Equity securities	All other assets (2)	Debt and other liabilities	Net assets
December 31, 2020
Nonconforming residential mortgage loan securitizations	$5,233	16	—	37	—	53
Nonconforming commercial mortgage loan securitizations	122,484	2,287	—	569	—	2,856
Tax credit structures	41,125	—	11,637	1,760	(4,202)	9,195
Other	1,991	—	51	151	(1)	201
Total	$170,833	2,303	11,688	2,517	(4,203)	12,305
		Maximum exposure to loss
		Debt securities (1)	Equity securities	All other assets (2)	Debt, guarantees, and other commitments	Total exposure
Nonconforming residential mortgage loan securitizations		16	—	37	—	53
Nonconforming commercial mortgage loan securitizations		2,287	—	570	34	2,891
Tax credit structures		—	11,637	1,760	3,108	16,505
Other		—	51	151	230	432
Total		2,303	11,688	2,518	3,372	19,881
		Carrying value – asset (liability)
(in millions)	Total VIE assets	Debt securities (1)	Equity securities	All other assets (2)	Debt and other liabilities	Net assets
December 31, 2019 (3)
Nonconforming residential mortgage loan securitizations	$4,967	6	—	152	—	158
Nonconforming commercial mortgage loan securitizations	117,079	2,239	—	350	—	2,589
Tax credit structures	39,091	—	11,349	1,477	(4,260)	8,566
Other	2,522	62	52	156	(21)	249
Total	$163,659	2,307	11,401	2,135	(4,281)	11,562
		Maximum exposure to loss
		Debt securities (1)	Equity securities	All other assets (2)	Debt, guarantees, and other commitments	Total exposure
Nonconforming residential mortgage loan securitizations		6	—	152	—	158
Nonconforming commercial mortgage loan securitizations		2,239	—	350	43	2,632
Tax credit structures		—	11,349	1,477	1,701	14,527
Other		62	52	156	249	519
Total		2,307	11,401	2,135	1,993	17,836
(1)Includes $310 million and $264 million of securities classified as trading at December 31, 2020 and 2019, respectively.
(2)All other assets includes loans, mortgage servicing rights, derivative assets, and other assets (predominantly servicing advances).
(3)Prior period has been revised to conform with the current period presentation to reflect the carrying value of assets/(liabilities) by financial statement line item. Additionally, the table no longer includes securitizations resulting from loans sold to U.S. GSEs and transactions with GNMA, or resecuritization activities, which are separately discussed within this Note.
Transactions With Consolidated VIEs
Table 8.6 presents a summary of financial assets and liabilities of our consolidated VIEs. The carrying value represents assets and liabilities recorded on our consolidated balance sheet. Carrying values of assets are presented using GAAP measurement methods, which may include fair value, credit impairment or other adjustments, and therefore in some instances will differ from “Total VIE assets.” For VIEs that obtain exposure synthetically through derivative instruments, the notional amount of the derivative is included in “Total VIE assets.”
On our consolidated balance sheet, we separately disclose (1) the consolidated assets of certain VIEs that can only be used to settle the liabilities of those VIEs, and (2) the consolidated liabilities of certain VIEs for which the VIE creditors do not have recourse to Wells Fargo.
Table 8.6: Transactions with Consolidated VIEs

		Carrying value
(in millions)	Total VIE assets	Loans	Debt securities (1)	All other assets (2)	Long-term debt	All other liabilities (3)
December 31, 2020
Commercial and industrial loans and leases	$6,987	5,005	—	223	—	(200)
Commercial real estate loans	5,369	5,357	—	12	—	—
Other	1,627	507	967	75	(203)	(900)
Total consolidated VIEs	$13,983	10,869	967	310	(203)	(1,100)
December 31, 2019
Commercial and industrial loans and leases	$8,054	7,543	—	499	(300)	(229)
Commercial real estate loans	4,836	4,823	—	13	—	—
Other	1,615	804	540	146	(287)	(410)
Total consolidated VIEs	$14,505	13,170	540	658	(587)	(639)
(1)Includes $269 million and $339 million of securities classified as trading at December 31, 2020 and 2019, respectively.
(2)All other assets includes cash and due from banks, Interest-earning deposits with banks, derivative assets, equity securities, and other assets.
(3)All other liabilities includes short-term borrowings, derivative liabilities, and accrued expenses and other liabilities.